Note 10 - Reportable Business Segments - Components of Segments (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Sales	$ 593,134	$ 670,165
Cost of goods sold	323,997	457,941
Gross margin	269,137	212,224
Depreciation of property and equipment	2,687	2,988
Amortization of intangible assets	4,592	8,372
Administrative expenses	39,953	40,803
Selling and marketing expenses	46,959	61,704
Other operating expenses	12,632	24,405
Segment profit (loss) for the period	162,314	73,952
Finance costs	(21,853)	(23,546)
Unrealized gain of derivative instruments and other	77,349	(241,999)
Realized loss of derivative instruments	(134,446)	(79,932)
Other income, net	(632)	(740)
Provision for income taxes	(634)	2,294
Profit for the period from continuing operations	82,098	(269,971)
Loss from discontinued operations	(2,948)	(5,189)
Profit for the period	79,150	(275,160)
Capital expenditures	1,686	9,919
Total goodwill	269,602	337,396
Total assets	1,111,967	1,536,815
Total liabilities	1,522,663	1,918,037
Recovery of income taxes	(634)	2,294
Loss for the period from continuing operations	82,098	(269,971)
Consumer division [member]
Statement Line Items [Line Items]
Sales	371,796	409,998
Cost of goods sold	185,441	259,260
Gross margin	186,355	150,738
Depreciation of property and equipment	2,661	2,950
Amortization of intangible assets	3,704	7,680
Administrative expenses	8,461	11,234
Selling and marketing expenses	27,556	41,798
Other operating expenses	9,115	22,969
Segment profit (loss) for the period	134,858	64,107
Finance costs
Unrealized gain of derivative instruments and other
Realized loss of derivative instruments
Other income, net
Provision for income taxes
Profit for the period from continuing operations
Loss from discontinued operations
Profit for the period
Capital expenditures	1,521	9,170
Total goodwill	170,854	172,072
Total assets	859,268	1,117,435
Total liabilities	1,383,132	1,713,787
Recovery of income taxes
Loss for the period from continuing operations
Commercial division [member]
Statement Line Items [Line Items]
Sales	221,338	260,167
Cost of goods sold	138,556	198,681
Gross margin	82,782	61,486
Depreciation of property and equipment	26	38
Amortization of intangible assets	888	692
Administrative expenses	5,835	6,152
Selling and marketing expenses	19,403	19,906
Other operating expenses	3,517	1,436
Segment profit (loss) for the period	53,113	33,262
Finance costs
Unrealized gain of derivative instruments and other
Realized loss of derivative instruments
Other income, net
Provision for income taxes
Profit for the period from continuing operations
Loss from discontinued operations
Profit for the period
Capital expenditures	165	749
Total goodwill	98,748	165,324
Total assets	252,699	419,380
Total liabilities	139,531	204,250
Recovery of income taxes
Loss for the period from continuing operations
Corporate [member]
Statement Line Items [Line Items]
Sales
Cost of goods sold
Gross margin
Depreciation of property and equipment
Amortization of intangible assets
Administrative expenses	25,657	23,417
Selling and marketing expenses
Other operating expenses
Segment profit (loss) for the period	(25,657)	(23,417)
Finance costs
Unrealized gain of derivative instruments and other
Realized loss of derivative instruments
Other income, net
Provision for income taxes
Profit for the period from continuing operations
Loss from discontinued operations
Profit for the period
Capital expenditures
Total goodwill
Total assets
Total liabilities
Recovery of income taxes
Loss for the period from continuing operations